Business Segment Information	12 Months Ended
Jun. 29, 2013
Business Segment Information
Business Segment Information
The following are the company's two business segments and the types of products and services from which each reportable segment derives its revenues.
•  Retail sells a variety of packaged meat and frozen bakery products to retail customers in North America. It also includes gourmet artisanal sausage and salami products.
•  Foodservice/Other sells a variety of meats and bakery products to foodservice customers in North America such as broad-line foodservice distributors, restaurants, hospitals and other large institutions and includes commodity meat products.

The company's management uses operating segment income in order to evaluate segment performance and allocate resources, which is defined as operating income before general corporate expenses; mark-to-market derivative gains/(losses); and amortization of trademarks and customer relationship intangibles. Beginning in 2013, the reported operating results for the business segments also excludes significant items and the impact of businesses that have been exited or disposed. The business segment results reflect the above changes for all periods presented. Significant items represent various income and/or expense items related to restructuring actions and other gains and losses that are not considered to be part of the core business results. The company believes that these results are more indicative of the company's core operating results and improve the comparability of the underlying results from period to period. Interest and other debt expense, as well as income tax expense, are centrally managed, and accordingly, such items are not presented by segment since they are not included in the measure of segment profitability reviewed by management. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies.

In millions	2013	2012	2011
Sales
Retail	$2,894	$2,884	$2,760
Foodservice/Other	1,026	1,025	1,001
	3,920	3,909	3,761
Impact of businesses exited/disposed	—	55	135
Intersegment	—	(6)	(12)
Total	$3,920	$3,958	$3,884
In millions	2013	2012	2011
Income (loss) from Continuing Operations before Income Taxes
Retail	$329	$313	$314
Foodservice/Other	75	79	102
Total operating segment income	404	392	416
General corporate expenses	(93)	(272)	(159)
Mark-to-market derivative gain/(loss)	(1)	(1)	2
Amortization of intangibles	(4)	(4)	(4)
Significant items - business segments	(15)	(47)	(31)
Impact of businesses exited/disposed	6	8	3
Total operating income	297	76	227
Net interest expense	(41)	(72)	(87)
Debt extinguishment costs	—	(39)	(55)
Income (loss) from continuing operations before income taxes	$256	$(35)	$85

Net sales for a business segment may include sales between segments. Such sales are at transfer prices that are equivalent to market value.
Revenues from Wal-Mart Stores Inc. represent approximately $1.0 billion of the company's consolidated revenues for continuing operations in 2013, 2012 and 2011. Each of the company's business segments sells to this customer.

In millions	2013	2012	2011
Assets
Retail	$1,273	$1,279	$1,282
Foodservice/Other	542	530	530
	1,815	1,809	1,812
Australian Bakery	—	58	66
Net assets held for sale/disposition	—	5	7,143
Other[1]	619	578	461
Total assets	$2,434	$2,450	$9,482
Depreciation
Retail	$90	$101	$79
Foodservice/Other	28	30	26
	118	131	105
Discontinued operations	2	104	186
Other	28	31	11
Total depreciation	$148	$266	$302
Additions to Long-Lived Assets
Retail	$95	$128	$207
Foodservice/Other	28	38	28
	123	166	235
Other	16	7	2
Total additions to long-lived assets	$139	$173	$237
1 Principally cash and cash equivalents, certain corporate fixed assets, deferred tax assets and certain other non-current assets.

Net sales by product type within each business segment are as follows:

In millions	2013	2012	2011
Sales
Retail
Meat	$2,103	$2,117	$1,984
Meat-centric	685	647	639
Bakery	104	118	135
Commodities/Other	2	2	2
Total Retail	2,894	2,884	2,760
Foodservice/Other
Meat	507	520	501
Meat-centric	88	86	81
Bakery	343	344	358
Commodities/Other	88	75	61
Total Foodservice/Other	1,026	1,025	1,001
Total business segment sales	3,920	3,909	3,761
Impact of businesses exited/disposed	—	55	135
Intersegment elimination	—	(6)	(12)
Total net sales	$3,920	$3,958	$3,884

Meat category includes lunchmeat, hot dogs, breakfast sausage, smoked sausage and other meat products. Meat-centric category includes breakfast sandwiches, breakfast convenience, corn dogs and other ready to eat meal items. Bakery category includes cakes, pies, cheesecakes and other bakery products. Commodities/Other category includes commodity turkey and pork.
Hillshire Brands operations are principally in the United States. With respect to operations outside of the United States, no single foreign country or geographic region was significant. Foreign net sales were $17 million, $18 million and $19 million in 2013, 2012, and 2011, respectively, all of which was in Canada. The long-lived assets located outside of the United States are not significant.